SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable and Allowance for Credit Losses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 34,000	$ 44,000	$ 217,000